COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Commitments and Contingencies Disclosure [Text Block]
NOTE 12 – COMMITMENTS AND CONTINGENCY

During the three months ended December 31, 2011, the Company assumed Ironman’s lease agreement with the local village neighborhood committee to mine the hills.  According to this agreement, the Company needs to pay about $967,000 by November 2012.

As of the date of this report, the Company had no material contingent liabilities.

NOTE 13 – COMMITMENTS AND CONTINGENCIES No significant commitments and contingencies were made or existed during the years ended March 31, 2011 and 2010.